CONVERTIBLE BOND PAYABLE (Details) - USD ($) $ in Millions							12 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Feb. 26, 2026	May 05, 2021	Apr. 12, 2021	Feb. 25, 2021	Dec. 31, 2025	Mar. 16, 2026
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Aggregate principal amount						$ 44
Convertible notes maturity year						2026	2026
Convertible notes interest rate percentage						1.00%	1.00%
2021 Series A1 Note US$ 44,000,000 1.00% due to 2026 | Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 30
Debt conversion, extended the maturity			2 years
Repaid the principal amount	$ 4	$ 10
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Aggregate principal amount				$ 21
Convertible notes maturity year				2026			2026
Convertible notes interest rate percentage				1.00%			1.00%
2021 Series A2 Note US$ 21,000,000 1.00% due to 2026 | Subsequent Event [Member]
Debt Instrument [Line Items]
Aggregate principal amount								$ 21
Debt conversion, extended the maturity		2 years
2021 Series B Note US$ 90,000,000 1.00% due to 2026
Debt Instrument [Line Items]
Aggregate principal amount					$ 90
Convertible notes maturity year					2026		2026
Convertible notes interest rate percentage					1.00%		1.00%